Earnings per share (Tables)	6 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2021	2022
Basic—
Net income attributable to NHI shareholders	¥51,700	¥18,467
Weighted average number of shares outstanding	3,085,218,332	3,010,633,495
Net income attributable to NHI shareholders per share	¥16.76	¥6.13

Diluted—
Net income attributable to NHI shareholders	¥51,645	¥18,354
Weighted average number of shares outstanding	3,177,220,033	3,104,874,653
Net income attributable to NHI shareholders per share	¥16.25	¥5.91

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2021	2022
Basic—
Net income attributable to NHI shareholders	¥3,213	¥16,771
Weighted average number of shares outstanding	3,094,089,105	3,001,728,417
Net income attributable to NHI shareholders per share	¥1.04	¥5.59

Diluted—
Net income attributable to NHI shareholders	¥3,202	¥16,738
Weighted average number of shares outstanding	3,179,898,312	3,093,327,844
Net income attributable to NHI shareholders per share	¥1.01	¥5.41